Stockholders' Equity (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 01, 2015	Jun. 12, 2015	Jun. 01, 2015	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Discount on issuance of convertible notes				$ 521,122		$ 1,142,949	$ 1,118,979
Common shares issued for conversion of notes (in shares)						402,450	157,918
Common shares issued for conversion of notes				12,618		$ 126,849	$ 315,835
Common shares issued for conversion of notes to related party				$ 5,611		$ 330,349
Preferred stock, shares authorized				20,000,000		20,000,000	20,000,000
Preferred stock, par value (in dollars per share)				$ 0.001		$ 0.001	$ 0.0010
Preferred stock, shares issued				1,000,000		1,000,000	1,000,000
Number of common shares issued upon conversion						148,669,051
Percentage of common stock outstanding						98.00%
Value of common shares issued upon conversion				$ 12,618		$ 126,849	$ 315,835
Convertible Notes Payable [Member]
Number of common shares issued upon conversion				644,929
Value of common shares issued upon conversion				$ 18,229
Convertible Notes Payable [Member] | August 14, 2015 [Member]
Number of common shares issued upon conversion				42,000
Value of common shares issued upon conversion				$ 840
Convertible Notes Payable [Member] | August 24, 2015 [Member]
Number of common shares issued upon conversion				88,500
Value of common shares issued upon conversion				$ 1,770
Convertible Notes Payable [Member] | September 1, 2015 [Member]
Number of common shares issued upon conversion				14,029
Value of common shares issued upon conversion				$ 5,611
Convertible Notes Payable [Member] | September 2, 2015 [Member]
Number of common shares issued upon conversion				21,000
Value of common shares issued upon conversion				$ 420
Convertible Notes Payable [Member] | September 11, 2015 [Member]
Number of common shares issued upon conversion				89,000
Value of common shares issued upon conversion				$ 1,780
Convertible Notes Payable [Member] | September 24, 2015 [Member]
Number of common shares issued upon conversion				135,000
Value of common shares issued upon conversion				$ 2,700
Convertible Notes Payable [Member] | October 8, 2015 [Member]
Number of common shares issued upon conversion				34,500
Value of common shares issued upon conversion				$ 690
Convertible Notes Payable [Member] | October 16, 2015 [Member]
Number of common shares issued upon conversion				220,900
Value of common shares issued upon conversion				$ 4,418
Bloise International Corporation [Member]
Number of common shares issued upon conversion	14,029		825,872	14,029
Value of common shares issued upon conversion			$ 330,349
Common Stock [Member]
Discount on issuance of convertible notes
Common shares issued for conversion of notes (in shares)				630,900		402,450	157,918
Common shares issued for conversion of notes				$ 631		$ 403	$ 158
Common shares issued for conversion of notes to related party (in shares)				14,029		825,872
Common shares issued for conversion of notes to related party				$ 14		$ 826
Common Stock [Member] | Bloise [Member]
Common shares issued for conversion of notes to related party (in shares)						825,872
Common shares issued for conversion of notes to related party						$ 330,349
Series E Preferred Stock [Member]
Discount on issuance of convertible notes
Common shares issued for conversion of notes
Common shares issued for conversion of notes to related party
Preferred stock, shares authorized		1,000,000
Preferred stock, par value (in dollars per share)		$ 0.001
Series E Preferred Stock [Member] | Bloise [Member]
Number of common shares issued upon conversion		1,275,872
Percentage of common stock outstanding		62.00%
Value of common shares issued upon conversion		$ 140,000
Series E Preferred Stock [Member] | Bloise International Corporation [Member]
Preferred stock, shares issued		1,000,000